Commitments - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2008	Aug. 22, 2008	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense			$ 200,000	$ 500,000	$ 500,000	$ 1,500,000	$ 1,900,000	$ 1,300,000
BioValve
Commitments And Contingencies [Line Items]
Licensing payment	9.00%	9.00%
Licensing payment	10.00%	10.00%
Amounts owed			$ 0		$ 0		$ 0	$ 0